Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019 shares	Jun. 30, 2019	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 23, 2018 shares	Jan. 22, 2018 shares	Jan. 31, 2015 USD ($)
Common Stock, Shares Authorized			25,000,000		25,000,000	25,000,000	250,000,000	150,000,000
Durable Virtual Goods, Estimated Weighted Average Life					1 year 30 days
Accounts Receivable, Allowance for Credit Loss, Current | $			$ 0		$ 0	$ 0
Cash Equivalents, at Carrying Value, Total | $			0		0	0
Cash, Uninsured Amount | $			10,209		608,762
Impairment of Long-Lived Assets Held-for-use | $			0	$ 0	0	0
Long-term Investments, Total | $			$ 5,000		$ 5,000	$ 5,000			$ 5,000
Platform Fee, Percentage of Gross Revenue			30.00%		30.00%
Revenue Share, Percent			30.00%		30.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			311,719	314,063	311,719	168,937
Operating Lease, Liability, Total | $			$ 128,618		$ 170,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				68,750	67,188
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			97,969	31,563	30,781	31,562
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			213,750	213,750	213,750	21,875
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						67,500
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						10,500
Series A-1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						37,500
Designated as Hedging Instrument [Member]
Derivative Liability, Total | $			$ 0		$ 0	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Platforms [Member]
Number of Major Gaming Platforms			2	2	2	2
Concentration Risk, Percentage			45.00%	50.00%	44.00%	44.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Licensee [Member]
Concentration Risk, Percentage					10.00%
Number of Licensees					1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Advertising Networks [Member]
Concentration Risk, Percentage						36.00%
Number of Advertising Networks						3
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Platforms [Member]
Number of Major Gaming Platforms			2		2	2
Concentration Risk, Percentage			73.00%		66.00%	49.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Advertising Network [Member]
Concentration Risk, Percentage					10.00%
Number of Advertising Networks					1
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Advertising Networks [Member]
Concentration Risk, Percentage						27.00%
Number of Advertising Networks						2
Casino/Card Games [Member]
Durable Virtual Goods, Estimated Weighted Average Life					1 year 120 days
RPG/Arcade Games [Member]
Durable Virtual Goods, Estimated Weighted Average Life		60 days			60 days
Rapid Launch Games [Member]
Durable Virtual Goods, Estimated Weighted Average Life		60 days			60 days
Before Reverse Stock Split [Member]
Common Stock, Shares Authorized			250,000,000
Subsequent Event [Member]
Common Stock, Shares Authorized	25,000,000
Subsequent Event [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	160